Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related Party Transactions
Related Party Transactions

Note 5 - Related Party Transactions

Founder Shares

On December 30, 2020, the Sponsor purchased 7,187,500 shares (the “Founder Shares”) of the Company’s Class B common stock for an aggregate purchase price of $25,000. On February 19, 2021, the Company effected a stock dividend of 2,875,000 Founder Shares to the Sponsor, resulting in the Company’s initial stockholders holding an aggregate of 10,062,500 Founder Shares. On March 1, 2021, the Company effected a stock dividend of 2,012,500 Founder Shares to the Sponsor, resulting in the Company’s initial stockholders holding an aggregate of 12,075,000 Founder Shares. The Founder Shares included an aggregate of up to 1,575,000 shares that were subject to forfeiture depending on the extent that the underwriters’ over-allotment option was exercised, so that the number of Founder Shares would equal 20% of the Company’s issued and outstanding common stock after the IPO. On April 14, 2021, the Sponsor forfeited 1,450,000 Founder Shares following the expiration of the unexercised portion of underwriters’ over-allotment option. As a result, the 10,625,000 Founder Shares issued and outstanding as of June 30, 2023 and December 31, 2022 are not subject to forfeiture.

The Sponsor and the Company’s officers, directors, and former directors have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares or Class A common stock received upon conversion thereof until the earlier of (A) one year after the completion of a Business Combination; and (B) subsequent to a Business Combination (x) if the last reported sale of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, rights issuances, consolidations, reorganizations, recapitalizations and other similar transactions) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination or (y) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the Company’s public stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Promissory Note — Related Party

On December 30, 2020, the Company issued an unsecured promissory note to the Sponsor (the “Promissory Note”), pursuant to which the Company could borrow up to an aggregate principal amount of $300,000. The Promissory Note was non-interest bearing and was payable on the earlier of (i) March 31, 2021 or (ii) the completion of the IPO. The Company had no borrowings under the Promissory Note at June 30, 2023 or December 31, 2022. The facility is no longer available.

Working Capital Loans — Related Party

On March 29, 2022, the Company issued an unsecured promissory note to the Sponsor, pursuant to which the Sponsor may provide up to $1,500,000 to the Company as a Working Capital Loan. The Working Capital Loan does not bear interest and is repayable in full upon on the earlier of (i) March 29, 2023 or (ii) the consummation of the Company’s initial Business Combination. Upon the consummation of a Business Combination, the Sponsor shall have the option, but not the obligation, to convert the principal balance of the Working Capital Loan, in whole or in part, into warrants at a price of $1.00 per warrant. Such warrants would be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loan but no proceeds held in the Trust Account would be used to repay the Working Capital Loan. The Working Capital Loan is subject to customary events of default, the occurrence of which automatically trigger the unpaid principal balance of the Working Capital Loan and all other sums payable with regard to the Working Capital Loan becoming immediately due and payable.

On March 21, 2023, the Company issued an additional unsecured promissory note (the “2023 Promissory Note”) to the Sponsor, pursuant to which the Sponsor may provide up to $1,190,000 to the Company as a working capital loan (the “2023 Working Capital Loan”). The 2023 Working Capital Loan does not bear interest and is repayable in full upon on the earlier of (i) December 31, 2023 or (ii) the consummation of a Business Combination. The 2023 Working Capital Loan is subject to customary events of default, the occurrence of which automatically trigger the unpaid principal balance of the 2023 Working Capital Loan and all other sums payable with regard to the 2023 Working Capital Loan becoming immediately due and payable. As of April 3, 2023, $734,300 was outstanding under the 2023 Promissory Note. As of June 30, 2023 and December 31, 2022, there were amounts of $2,690,000 and $1,500,000 outstanding under the Working Capital Loan, respectively. The Working Capital Loan is recorded at fair value of $2,690,000 and $1,500,000 as of June 30, 2023 and December 31, 2022, respectively.

Administrative Service Fee

The Company has agreed, commencing on March 1, 2021, to pay an affiliate of the Company’s Sponsor a fixed amount of $40,521 per month for office space, administrative and support services. Upon completion of a Business Combination or its liquidation, the Company will cease paying these monthly fees. The Company has incurred costs of $121,563 and $243,126 for the three and six months ended June 30, 2023, respectively. The Company has incurred costs of $121,563 and $243,126 for the three and six months ended June 30, 2022, respectively. As of June 30, 2023 and December 31, 2022, there were amounts of $244,175 and $0 accrued on the condensed balance sheets, respectively.

Diligence Services

The Company has agreed to pay or reimburse Anzu Partners LLC, an affiliate of the Sponsor for certain fees and out-of-pocket expenses incurred in connection with activities on the Company’s behalf such as performing due diligence on suitable business combination opportunities. There were amounts of $873,290 and $958,429 accrued for such fees and expenses as of June 30, 2023 and December 31, 2022, respectively. The Company incurred $54,971 and $142,411 of such fees and expenses for the three months ended June 30, 2023 and 2022, respectively. The Company incurred $201,549 and $385,706 of such fees and expenses for the six months ended June 30, 2023 and 2022, respectively. On June 30, 2023, Anzu Partners LLC waived $286,688 of such accrued fees and expenses.

Note 6 — Related Party Transactions

Founder Shares

On December 30, 2020, the Sponsor purchased 7,187,500 shares (the “Founder Shares”) of the Company’s Class B common stock for an aggregate purchase price of $25,000. On February 19, 2021, the Company effected a stock dividend of 2,875,000 Founder Shares to the Sponsor, resulting in the Company’s initial stockholders holding an aggregate of 10,062,500 Founder Shares. On March 1, 2021, the Company effected a stock dividend of 2,012,500 Founder Shares to the Sponsor, resulting in the Company’s initial stockholders holding an aggregate of 12,075,000 Founder Shares. The Founder Shares included an aggregate of up to 1,575,000 shares that were subject to forfeiture depending on the extent that the underwriters’ over-allotment option was exercised, so that the number of Founder Shares would equal 20% of the Company’s issued and outstanding common stock after the IPO. On April 14, 2021, the Sponsor forfeited 1,450,000 Founder Shares following the expiration of the unexercised portion of underwriters’ over-allotment option. As a result, the 10,625,000 Founder Shares issued and outstanding as of December 31, 2022, are not subject to forfeiture.

The Sponsor and the Company’s officers and directors have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares or Class A common stock received upon conversion thereof until the earlier of (A) one year after the completion of a Business Combination; and (B) subsequent to a Business Combination (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, rights issuances, consolidations, reorganizations, recapitalizations and other similar transactions) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination or (y) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the Company’s public stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Promissory Note — Related Party

On December 30, 2020, the Company issued an unsecured promissory note to the Sponsor (the “Promissory Note”), pursuant to which the Company could borrow up to an aggregate principal amount of $300,000. The Promissory Note was non-interest bearing and was payable on the earlier of (i) March 31, 2022 or (ii) the completion of the IPO. The Company had no borrowings under the promissory note at December 31, 2022 or 2021. The facility is no longer available.

Working Capital Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor, an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon completion of a Business Combination into warrants at a price of $1.00 per warrant. Such warrants would be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. As of December 31, 2022 and 2021, the Company had amounts of $1,500,000 and $0 under the Working Capital Loans, respectively.

On March 29, 2022, the Company issued an unsecured promissory note to the Sponsor (the “2022 Promissory Note”), pursuant to which the Sponsor may provide up to $1,500,000 to the Company as a Working Capital Loan (the “2022 Working Capital Loan”). The 2022 Working Capital Loan does not bear interest and is repayable in full upon on the earlier of (i) March 29, 2023 or (ii) the consummation of the Company’s initial Business Combination. Upon the consummation of a Business Combination, the Sponsor shall have the option, but not the obligation, to convert the principal balance of the 2022 Working Capital Loan, in whole or in part, into warrants at a price of $1.00 per warrant. Such warrants would be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the 2022 Working Capital Loan but no proceeds held in the Trust Account would be used to repay the 2022 Working Capital Loan. The 2022 Working Capital Loan is subject to customary events of default, the occurrence of which automatically trigger the unpaid principal balance of the 2022 Working Capital Loan and all other sums payable with regard to the 2022 Working Capital Loan becoming immediately due and payable. As of December 31, 2022 and 2021, the Company had amounts of $1,500,000 and $0 under the 2022 Working Capital Loan, respectively. The 2022 Working Capital Loan is recorded at fair value of $1,500,000.

Administrative Service Fee

The Company has agreed, commencing on March 1, 2021, to pay an affiliate of the Company’s Sponsor a fixed amount of $40,521 per month for office space, administrative and support services. Upon completion of a Business Combination or its liquidation, the Company will cease paying these monthly fees. There was no accrual for administrative service fees as of December 31, 2022 or 2021. The Company has incurred costs due to a related party of $486,252 and $405,210 for the years ended December 31, 2022 and 2021, respectively, and all amounts were paid in the period incurred.

Diligence Services

The Company has agreed to pay or reimburse an affiliate of the Sponsor for certain fees and out-of-pocket expenses incurred in connection with activities on the Company’s behalf such as performing due diligence on suitable business combination opportunities. As of December 31, 2022 and 2021, there were amounts of $958,429 and $334,731, respectively, accrued for such fees and expenses. The Company paid an affiliate of the Sponsor $0 and $417,185 for such fees and expenses during the years ended December 31, 2022 and 2021, respectively. The Company incurred $623,698 and $751,916 of such fees and expenses for the years ended December 31, 2022 and 2021, respectively.